Schedule of Stock Option Plan Activity (Details) - $ / shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Options outstanding balance	18	25	25	33
Weighted average exercise price balance	$ 380.70	$ 320.25	$ 320.25	$ 283.50
Weighted average remaining contractual term in years	4 years 9 months 18 days	5 years 10 months 24 days	5 years	6 years 2 months 12 days	6 years 2 months 12 days	7 years 3 months 18 days
Options granted
Weighted average exercise price granted
Options exercised		(3)	(3)	(4)
Weighted average exercise price exercised		$ 94.50	$ 94.50	$ 136.50
Options forfeited or expired	(14)	(1)	(4)	(4)
Weighted average exercise price forfeited or expired	$ 166.70	$ 426.45	$ 242.25	$ 152.25
Options outstanding balance	4	21	18	25	33
Weighted average exercise price balance	$ 1,022.11	$ 352.95	$ 380.70	$ 320.25	$ 283.50
Options vested and expected to vest	4	21	18	25
Weighted average exercise price vested and expected to vest	$ 1,022.11	$ 352.95	$ 380.70	$ 320.25
Options vested and exercisable	4	21	18	24
Weighted average exercise price vested and exercisable	$ 1,022.11	$ 356.40	$ 380.10	$ 325.50